AQR International Momentum Style Fund Investment Strategy - AQR International Momentum Style Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund pursues a momentum investment style by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, depositary receipts and real estate investment trusts ("REITs") or REIT-like entities) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has outperformed other securities on a relative basis over a recent time period. Relative performance may be based on price momentum, earnings momentum, or other types of momentum, and will generally be measured over time periods ranging from one to twelve months. The criteria the Adviser uses for determining positive momentum may change from time to time.The Fund will generally invest in developed markets outside of the U.S. As of the date of this prospectus, the Adviser considers developed markets outside of the U.S. to be those countries that are included in the MSCI Daily TR Net World Ex USA Index at the time of purchase. The Fund generally invests in large-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Daily TR Net World Ex USA Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit. The Fund may also invest in mid-cap securities.The Adviser determines the weight of each security in the portfolio using a combination of the market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:•when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;•deferring realizations of net capital gains;•limiting portfolio turnover that may result in taxable gains; and•choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.